Cover Page	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Registrant Name	WeWork Inc.
Entity Central Index Key	0001813756
Entity Small Business	true
Entity Emerging Growth Company	false